Income Taxes - Components of (loss)/profit before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Total (Loss)/profit before tax	$ 7,142	$ (57,066)	$ (144,295)
PRC entities
Income Taxes
Total (Loss)/profit before tax	(20,596)	(71,249)	(143,951)
Overseas entities
Income Taxes
Total (Loss)/profit before tax	$ 27,738	$ 14,183	$ (344)